Average Annual Total Returns - American Century Quantitative Equity Funds Prospectus			12 Months Ended	60 Months Ended	120 Months Ended
		Nov. 01, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			25.02%	14.53%	13.10%
Russell 1000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Russell 1000® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			24.51%	14.28%	12.87%
Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			14.37%	8.68%	8.49%
DISCIPLINED CORE EQUITY FUND INVESTOR CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Investor Class Return Before Taxes
Average Annual Return, Percent			24.70%	11.60%	10.34%
DISCIPLINED CORE EQUITY FUND INVESTOR CLASS | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			24.52%	8.92%	7.89%
DISCIPLINED CORE EQUITY FUND INVESTOR CLASS | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			14.74%	8.46%	7.62%
DISCIPLINED CORE EQUITY FUND I CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		I Class Return Before Taxes
Average Annual Return, Percent			24.94%	11.83%	10.56%
DISCIPLINED CORE EQUITY FUND A CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		A Class Return Before Taxes
Average Annual Return, Percent			17.26%	10.02%	9.41%
DISCIPLINED CORE EQUITY FUND C CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[1]	C Class1 Return Before Taxes
Average Annual Return, Percent	[1]		23.47%	10.50%	9.40%
DISCIPLINED CORE EQUITY FUND R CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		R Class Return Before Taxes
Average Annual Return, Percent			24.10%	11.05%	9.79%
DISCIPLINED CORE EQUITY FUND R5 CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[2]	R5 Class2 Return Before Taxes
Average Annual Return, Percent	[2]		24.98%	11.83%	10.56%
Performance Inception Date	[2]	Apr. 10, 2017
DISCIPLINED VALUE FUND INVESTOR CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Investor Class Return Before Taxes
Average Annual Return, Percent			13.26%	8.24%	8.29%
DISCIPLINED VALUE FUND INVESTOR CLASS | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			12.90%	5.63%	5.96%
DISCIPLINED VALUE FUND INVESTOR CLASS | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			8.10%	5.80%	5.97%
DISCIPLINED VALUE FUND I CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		I Class Return Before Taxes
Average Annual Return, Percent			13.48%	8.45%	8.50%
DISCIPLINED VALUE FUND A CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		A Class Return Before Taxes
Average Annual Return, Percent			6.51%	6.70%	7.38%
DISCIPLINED VALUE FUND C CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[3]	C Class1 Return Before Taxes
Average Annual Return, Percent	[3]		12.18%	7.17%	7.38%
DISCIPLINED VALUE FUND R CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		R Class Return Before Taxes
Average Annual Return, Percent			12.70%	7.70%	7.75%
DISCIPLINED VALUE FUND R5 CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[4]	R5 Class2 Return Before Taxes
Average Annual Return, Percent	[4]		13.51%	8.45%	8.51%
Performance Inception Date		Apr. 10, 2017

[1]	C Class shares automatically convert to A Class shares after approximately eight years. All returns for periods greater than eight years reflect this conversion.
[2]	Historical performance for the R5 Class prior to its inception (April 10, 2017) is based on the performance of I Class shares, which have the same expenses as the R5 Class shares.
[3]	C Class shares automatically convert to A Class shares after approximately eight years. All returns for periods greater than eight years reflect this conversion.
[4]	Historical performance for the R5 Class prior to its inception (April 10, 2017) is based on the performance of I Class shares, which have the same expenses as the R5 Class shares.